Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER VARIABLE ACCOUNT FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Oppenheimer Main Street Small Cap Fund/VA
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. The accompanying prospectus of the participating insurance company provides information on initial or contingent deferred sales charges, exchange fees or redemption fees for that variable life insurance policy, variable annuity or other investment product. The fees and expenses of those products are not charged by the Fund and are not reflected in this table. Expenses would be higher if those fees were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	one year from the date of this prospectus
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Sales charges and fees for the variable life insurance policy, variable annuity or other investment product offered by participating insurance companies are not charged by the Fund and are not reflected in the Example. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period during which such fee waivers and/or expense reimbursements are in effect. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows, whether or not you redeemed your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities of “small-cap” companies. A company’s “market capitalization” is the value of its outstanding common stock. The Fund considers small-cap companies to be those having a market capitalization in the range of the Russell 2000® Index. The capitalization range of that index is subject to change at any time due to market activity or changes in the composition of the index. The range of the Russell 2000® Index generally widens over time and it is reconstituted annually to preserve its market cap characteristics. The Fund measures a company’s capitalization at the time the Fund buys a security and is not required to sell a security if the company’s capitalization moves outside of the Fund’s capitalization definition. Although the Fund mainly invests in U.S. companies, it can invest in securities issued by companies or governments in any country. The Fund primarily invests in common stock but may also invest in other types of securities that are consistent with its investment objective.

The portfolio managers use both fundamental research and quantitative models to identify investment opportunities. While the process may change over time or vary in particular cases, in general the selection process currently:
  aims to maintain broad diversification across all major economic sectors;
  uses a fundamental approach to analyze issuers based on factors such as a company’s financial performance, competitive strength, industry position, business practices and management;
  also uses quantitative models, including sector-specific factors, to rank securities within each economic sector: and considers market trends, current industry outlooks and general economic conditions.
In constructing the portfolio, the Fund seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction.

		The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers. The portfolio managers might sell a security if the price is approaching their price target, if the company’s competitive position has deteriorated or the company’s management has performed poorly, or if they have identified more attractive investment prospects.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price of the Fund’s shares can go up and down substantially. The value of the Fund’s investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Risks of Investing in Stocks. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. For example, “growth” stocks may perform well under circumstances in which “value” stocks in general have fallen. A variety of factors can affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.

Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund’s policy of not concentrating its investments in any one industry.

Risks of Small-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Small-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-sized company, if it realizes any gain at all.

Who Is the Fund Designed For? The Fund’s shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies. The Fund is designed primarily for investors seeking capital appreciation. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on long-term capital appreciation of stocks of small sized companies. The Fund is not designed for investors needing current income. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

		An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Non-Service Shares performance from calendar year to calendar year and by showing how the Fund’s average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. Charges imposed by the insurance accounts that invest in the Fund are not included and the returns would be lower if they were. The Fund’s past investment performance is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund’s website at: https://www.oppenheimerfunds.com/fund/MainStreetSmallCapFundVA
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Non-Service Shares performance from calendar year to calendar year and by showing how the Fund’s average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/MainStreetSmallCapFundVA
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past investment performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Charges imposed by the insurance accounts that invest in the Fund are not included and the returns would be lower if they were.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return before taxes for a calendar quarter was 31.71% (2nd Qtr 09) and the lowest return before taxes for a calendar quarter was -27.25% (4th Qtr 08).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2016
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns before taxes for each class of the Fund’s shares.
Oppenheimer Main Street Small Cap Fund/VA | Non-Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,005
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	259
5 Years	rr_ExpenseExampleNoRedemptionYear05	450
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,005
2007	rr_AnnualReturn2007	(1.21%)
2008	rr_AnnualReturn2008	(37.83%)
2009	rr_AnnualReturn2009	37.20%
2010	rr_AnnualReturn2010	23.41%
2011	rr_AnnualReturn2011	(2.21%)
2012	rr_AnnualReturn2012	17.99%
2013	rr_AnnualReturn2013	41.01%
2014	rr_AnnualReturn2014	11.93%
2015	rr_AnnualReturn2015	(5.90%)
2016	rr_AnnualReturn2016	18.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.25%)
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	15.65%
10 Years	rr_AverageAnnualReturnYear10	7.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1998
Oppenheimer Main Street Small Cap Fund/VA | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	338
5 Years	rr_ExpenseExampleYear05	587
10 Years	rr_ExpenseExampleYear10	1,300
1 Year	rr_ExpenseExampleNoRedemptionYear01	108
3 Years	rr_ExpenseExampleNoRedemptionYear03	338
5 Years	rr_ExpenseExampleNoRedemptionYear05	587
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,300
1 Year	rr_AverageAnnualReturnYear01	17.67%
5 Years	rr_AverageAnnualReturnYear05	15.34%
10 Years	rr_AverageAnnualReturnYear10	7.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2001
Oppenheimer Main Street Small Cap Fund/VA | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.31%
5 Years	rr_AverageAnnualReturnYear05	14.46%
10 Years	rr_AverageAnnualReturnYear10	7.07%

[1]	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, unusual and infrequent expenses and certain other Fund expenses) to annual rates of 0.80% for Non-Service Shares and 1.05% for Service Shares as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.